Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2024 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—94.6%
		Airlines—1.0%
$ 11,000,000	[2]	Maher Terminals, LLC, 6.857% (SOFR CME +2.500%), 11/17/2025	3/7/2024	$10,917,500	$ 10,960,527
		Automotive—0.4%
4,800,000	[2]	JSC UzAuto Motors (“UzAuto Motors”), 8.664% (SOFR CME +4.250%), 8/24/2026	9/18/2023	4,800,000	4,800,000
		Banking—18.1%
5,500,000	[2]	Agrobank, 7.500% (90-DAY AVERAGE SOFR +3.000%), 11/25/2025	11/25/2024	5,500,000	5,500,000
10,000,000	[2]	Avolon TLB Borrower 1 U.S. LLC, 6.142% (SOFR CME + 1.750%), 6/24/2030	10/3/2024	9,987,500	9,987,500
10,000,000	[2]	Bank of Industry Ltd. (“BOI”) Guarantor - Africa Finance Corp., 6.678% (SOFR CME +2.200%), 9/30/2027	12/3/2024	10,000,000	10,000,000
2,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.227% (SOFR CME +1.800%), 11/23/2025	6/5/2024	1,989,000	1,989,843
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.304%–6.377% (SOFR CME +1.950%), 11/23/2026	11/21/2023- 11/30/2023	5,000,000	5,000,000
7,170,732	[2]	Joint Stock Co. Asakabank, 7.745% (SOFR CME +3.500%), 3/28/2025	10/4/2023- 3/25/2024	7,155,732	7,173,933
6,000,000	[2]	Joint Stock Commercial Bank Agrobank, 8.088% (SOFR CME +3.000%), 1/24/2025	1/29/2024	5,937,000	6,002,793
14,500,000	[2]	National Bank of Egypt, 7.965% (SOFR CME +3.500%), 6/3/2025	6/21/2024- 8/8/2024	14,505,333	14,500,000
7,981,818	[2]	Puma International Financing S.A., (Lux, Inc.), 7.326% (SOFR CME +2.350%), 6/5/2027	5/30/2024- 12/2/2024	7,981,818	7,961,710
9,872,002	[2]	QNB Finansbank Anonim Sirketi, 5.812% (SOFR CME +1.500%), 5/14/2025	12/16/2024	9,872,002	9,872,002
15,669,608	[2]	Sonangol Finance Ltd. (SFL), inc. in Cayman Islands, a wholly owned subsidiary of Sonangol EP, 9.717% (SOFR CME +5.750%), 9/30/2027	4/25/2024- 12/4/2024	15,545,484	15,435,748
EUR 8,000,000	[2]	T.C. Ziraat Bankasi A.S., 4.782% (3-month EURIBOR +1.730%), 4/30/2025	4/17/2024	8,597,285	8,256,075
$ 17,500,000	[2]	T.C. Ziraat Bankasi A.S., 6.081% (SOFR CME +1.800%), 6/25/2025	12/16/2024	17,500,000	17,495,596
5,000,000	[2]	T.C. Ziraat Bankasi A.S., 7.172% (SOFR CME +1.980%), 4/16/2025	4/17/2024	4,958,375	4,991,457
EUR 5,000,000	[2]	The National Bank For Foreign Economic Activity of the Republic of Uzbekistan (NBU), 7.110% (6-month EURIBOR +3.750%), 9/5/2025	4/26/2024	5,347,574	5,179,443
$ 15,000,000	[2]	Turkiye Ihracat Kredi Bankasi A.S. (“TurkExim”), 5.506% (SOFR CME +1.250%), 12/29/2025	12/17/2024	15,000,000	15,000,000
15,000,000	[2]	Turkiye Ihracat Kredi Bankasi A.S., (“TurkExim”), 6.430% (SOFR CME +2.000%), 5/21/2025	5/13/2024	15,000,000	15,000,000
9,400,000	[2]	Turkiye Vakiflar Bankasi TAO, Istanbul, 5.948% (SOFR CME +1.750%), 2/17/2026	12/17/2024	8,784,604	8,793,393
20,000,000	[2]	Yapi ve Kredi Bankasi A.S., 5.880% (SOFR CME +1.600%), 6/27/2025	12/16/2024	20,000,000	19,989,966
5,000,000	[2]	Yapi ve Kredi Bankasi A.S., 6.427% (SOFR CME +2.000%), 6/10/2025	5/30/2024	4,960,875	4,988,060
7,000,000	[2]	Zenith Bank PLC, 7.547% (SOFR CME +3.000%), 1/24/2025	2/7/2024	7,000,000	7,000,000
		TOTAL			200,117,519
		Basic Industry - Metals/Mining Excluding Steel—4.7%
13,861,386	[2]	CSN, 7.073% (SOFR CME +2.500%), 12/31/2027	3/28/2024	14,381,188	13,734,996
13,000,000	[2]	Harmony Gold Mining Co. Ltd., 7.400% (SOFR CME +2.810%), 5/31/2027	7/31/2018- 12/13/2024	13,001,918	13,000,000
12,145,106	[2]	Mantoverde S.A. (Chilean mine opco), 8.565% (SOFR CME +3.750%), 12/31/2030	5/23/2024	12,023,655	12,145,106
11,956,057	[2]	Navoi Mining and Metallurgical Co., 9.377% (SOFR CME +4.760%), 4/20/2027	5/18/2022- 5/30/2024	11,863,865	11,956,057
1,120,000	[2]	PJSC MMC Norilsk Nickel, 5.853% (SOFR CME +1.400%), 2/20/2025	11/30/2020	1,106,140	1,093,288
		TOTAL			51,929,447

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Beverages—0.6%
$ 6,100,786	[2]	International Beverage Tashkent, 9.332%–9.402% (SOFR CME +4.500%), 12/29/2026	12/28/2021- 9/11/2024	$ 6,100,786	$ 6,100,786
		Chemicals—0.6%
3,925,000	[2]	Egyptian Ethylene & Derivatives Co. SAE, 8.359% (SOFR CME +4.000%), 9/13/2028	9/22/2023- 10/17/2023	3,925,000	3,925,000
3,018,698	[2]	PJSC Acron, 6.246% (1-month USLIBOR +1.700%), 5/18/2026	11/26/2021	3,018,698	2,986,208
		TOTAL			6,911,208
		Communications - Cable & Satellite—1.0%
11,250,000	[2]	IHS Zambia Ltd., 9.918% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021- 10/17/2024	11,245,775	11,511,623
		Communications - Telecom Wirelines—3.9%
14,000,000	[2]	Dobson Technologies, Inc., 8.400% (SOFR CME +3.750%), 9/26/2029	12/16/2024	14,000,000	13,983,194
7,406,250	[2]	Gridiron Fiber Corp., 8.279% (SOFR CME +3.750%), 8/31/2030	11/22/2023	7,406,250	7,406,250
10,400,000	[2]	Telekom Srbija A D Beograd, 6.134% (6 - month EURIBOR + 3.500%), 12/5/2029	11/28/2024	10,348,000	10,721,994
EUR 10,500,000	[2]	Vantage Towers AG, 6.715% (3-month EURIBOR +4.000%), 3/21/2030	7/2/2024	11,284,910	10,838,895
		TOTAL			42,950,333
		Consumer Goods - Food - Wholesale—1.6%
$ 1,100,864	[2,3,4,5,6]	GVO, 5.334% (3-month USLIBOR +10.000%), 11/2/2015	4/13/2011	1,105,045	210,045
17,000,000	[2]	Marfrig Global Foods S.A., 6.248% (SOFR CME +1.800%), 4/27/2026	5/24/2024	17,000,000	17,011,969
5,000,000	[2,3,4,5,6]	Molino Canuelas, 7.432% (6-month USLIBOR +7.000%), 12/16/2020	12/29/2016	4,950,000	500,000
1	[2,3,4,5,6]	Vicentin SAIC, 11.590% (3-month USLIBOR +6.400%), 5/21/2022	5/21/2019	1	0
1	[2,3,4,5]	Vicentin SAIC II, 11.579% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018	1	0
		TOTAL			17,722,014
		Electric Utilities—1.2%
4,728,814	[2]	Karpower Latam Solutions DMCC, 9.835% (SOFR CME +5.250%), 10/30/2026	8/29/2023	4,709,898	4,710,431
9,142,776	[2]	Qatar Electricity and Water Co. Q.P.S.C, 9.647% (SOFR CME +5.320%), 6/30/2027	2/8/2024	8,988,678	9,006,896
		TOTAL			13,717,327
		Energy - Exploration & Production—13.9%
11,000,000	[2]	Arab Republic of Egypt represented by the Egyptian General Petroleum Corp. (“EGPC”), 7.668%–8.096% (SOFR CME +4.000%), 10/23/2025	9/25/2024- 10/28/2024	11,000,000	10,912,300
17,000,000	[2]	Azule Energy Holding Ltd., 9.191% (SOFR CME +4.500%), 7/29/2029	10/27/2022- 6/7/2024	16,908,750	17,132,341
11,478,261	[2]	BlueNord Energy Denmark A/S, 8.829% (SOFR CME +4.000%), 12/31/2029	6/7/2024	11,478,261	11,460,474
19,062,500	[2]	Borrower Prime Oil and Gas Cooperatief UA, parent holdco offshore in Netherlands, 8.370% (SOFR CME +4.000%), 6/30/2029	3/28/2024- 12/19/2024	19,023,844	19,001,611
14,500,000	[2]	Carmo Energy S.A., 7.313% (SOFR CME +5.280%), 12/22/2029	6/30/2023- 12/16/2024	14,500,000	14,500,000
14,000,000	[2]	CC Energy Development Ltd., 8.569% (SOFR CME +4.500%), 12/31/2030	8/31/2022	14,000,000	14,000,000
19,500,000	[2]	Chevron Asia PAC, 4.956% (SOFR CME +0.700%), 1/6/2025	12/20/2024	19,462,417	19,483,804
1,575,000	[2]	Ithaca Energy (UK) Ltd., 8.508% (SOFR CME +4.000%), 12/31/2029	11/4/2024	1,575,000	1,575,000
10,760,908	[2]	NEO Energy Group Ltd., 8.598% (SOFR CME +3.500%), 3/31/2028	10/8/2024	10,760,907	10,760,908
14,000,000	[2]	Shell Trading Rotterdam B.V., 4.848% (SOFR CME +0.510%), 1/23/2025	12/26/2024	13,954,847	13,954,847
6,000,000	[2]	SOCAR Energy, 9.208% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	5,949,000	6,000,000
976,190	[2]	Sonangol Finance Ltd., 8.671% (1-month USLIBOR +4.200%), 1/31/2025	4/24/2023- 10/11/2023	969,140	976,190
6,904,762	[2]	Sonangol Finance Ltd., 9.721% (SOFR CME +5.250%), 9/30/2026	9/15/2021- 4/25/2024	6,850,714	6,904,762
7,061,883	[2]	Yinson Azalea Production PTE Ltd., 7.371%–7.589% (SOFR CME +3.000%), 3/31/2032	8/5/2024- 12/10/2024	7,040,290	7,061,883
		TOTAL			153,724,120

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Gas Distribution—3.2%
$ 769,262	[2]	Papua New Guinea Liquefied Natural Gas Global Co., 8.440% (6-month USLIBOR +3.750%), 6/15/2026	4/14/2023	$ 761,569	$ 769,262
12,277,940	[2]	Venture Global Calcasieu Pass LLC, 7.332% (SOFR CME +2.875%), 8/19/2026	1/28/2021- 2/10/2023	11,913,915	12,277,940
22,434,817	[2]	Venture Global Plaquemines LNG LLC, 6.314%–6.372% (SOFR CME +1.975%), 5/25/2029	12/15/2022- 12/19/2024	21,906,157	22,434,817
		TOTAL			35,482,019
		Energy - Integrated Energy—0.7%
7,193,552	[2]	Staatsolie Maatschappij Suriname NV, 7.885%–10.387% (SOFR CME +5.500%), 1/25/2028	6/17/2019- 5/22/2024	7,207,546	7,193,552
		Energy - Oil Field Equipment & Services—7.9%
3,582,751	[2]	Alfa Lula Alto S.a.r.l., 6.976% (SOFR CME +2.300%), 12/15/2029	6/16/2023- 4/8/2024	3,531,409	3,616,693
11,128,548	[2]	Alfa Lula Alto S.a.r.l., 7.192% (SOFR CME +2.100%), 1/15/2028	6/16/2023- 4/8/2024	11,029,872	11,279,711
13,446,539	[2]	Beta Lula Central S.a.r.l. (Lux, Inc.), 7.192% (SOFR CME +2.300%), 6/15/2030	12/6/2023- 7/11/2024	13,396,408	13,643,855
16,970,815	[2]	GY-DW-UK-IV Ltd., 6.705% (SOFR CME +2.100%), 12/8/2028	11/5/2024- 12/5/2024	16,811,381	16,881,118
16,646,156	[2]	Heritage Petrol Co. Ltd., 9.646% (SOFR CME +5.250%), 5/5/2029	11/9/2023- 5/22/2024	17,729,303	17,164,129
7,260,925	[2]	Petroleos del Peru S.A., 9.231% (SOFR CME +4.806%), 6/13/2025	5/22/2024	7,260,925	7,259,582
17,155,131	[2]	Sonasing Xikomba Ltd. (“Xikomba”), Bermuda, Inc., 7.155% (3-month USLIBOR +2.300%), 5/29/2026	4/11/2022- 10/14/2024	17,157,027	17,155,131
		TOTAL			87,000,219
		Energy - Oil Refining and Marketing—4.8%
16,500,000	[2]	Trafigura Pte., Ltd., 5.838% (SOFR CME +1.500%), 7/7/2025	6/26/2024	10,945,000	16,464,851
18,500,000	[2]	Turkiye Petrol Rafinerileri A.S. (“Tupras”, the “Co.”), 7.327% (SOFR CME +2.750%), 1/3/2025	11/11/2024	18,311,727	18,487,932
17,585,231	[2]	Yinson Bergenia Production, 8.489% (SOFR CME +3.900%), 6/10/2028	3/6/2023- 6/24/2024	17,587,855	17,585,231
		TOTAL			52,538,014
		Food Wholesaling—0.0%
2,571,429	[2,3,4,5,6]	REI Agro Ltd., 8.342% (3-month USLIBOR +6.000%), 10/31/2014	1/8/2018	1	0
		Foreign Sovereign—8.2%
EUR 532,800	[2]	Bank of Industry Ltd. Central Bank of Nigeria, 7.513% (3-month EURIBOR +4.500%), 2/14/2025	3/17/2020	551,901	551,901
10,357,143	[2]	Benin, Government of, 6.836% (6-month EURIBOR +3.950%), 4/30/2027	6/29/2023- 6/20/2024	11,189,403	10,728,444
12,500,000	[2]	Cote D’Ivoire, Government of, 6.179% (6-month EURIBOR +3.050%), 3/7/2026	5/21/2024	13,569,994	12,904,368
$ 7,630,451	[2,5]	Islamic Republic of Pakistan represented by Ministry of Economic Affairs, 8.189%–8.327% (SOFR CME +4.150%), 12/11/2025	10/30/2024- 12/8/2024	7,630,451	7,616,415
4,193,182	[2]	Kenya, Government of, 11.652% (6-month USLIBOR +6.450%), 3/4/2026	3/25/2019- 2/16/2024	4,164,878	4,193,182
EUR 5,000,000	[2]	Minister of Finance of Ukraine, 7.819% (3-month EURIBOR +4.100%), 9/1/2026	8/26/2021	5,877,250	4,155,134
SAR 25,493,461	[2]	MOF Saudi Arabia,, 5.457% (6-month SAIBOR +5.475%), 1/31/2035	10/29/2024	6,787,938	5,729,522
EUR 10,000,000	[2]	Senegal, Government of, 7.189% (3-month EURIBOR +4.350%), 3/1/2026	6/9/2023	10,745,998	10,358,497
20,000,000	[2]	The Republic De Cote D’Ivoire (Republic Of Cote D’Ivoire) Acting Through And Represented By The Ministre Des Finances Et Du Budget (Minister Of Finance And Budget), 5.888% (1-month EURIBOR +2.750%), 4/21/2025	11/13/2024	21,063,673	20,674,630
$ 13,500,000	[2]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 10.354% (SOFR CME +6.000%), 12/11/2025	12/18/2024	13,500,000	13,485,934
		TOTAL			90,398,027

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Gas Distributor—2.6%
$ 3,929,628	[2]	Caliche Development Partners III, LLC, SPV, 6.820% (SOFR CME +2.250%), 10/1/2029	12/4/2024	$ 3,927,135	$ 3,927,136
4,562,189	[2]	Energia Mayakan SA de CV, 7.128% (SOFR CME +2.750%), 3/20/2031	10/8/2024	4,525,911	4,539,089
20,500,000	[2]	Repsol Trading S.A., 5.056% (SOFR CME +0.700%), 1/27/2025	12/20/2024	20,399,231	20,422,784
		TOTAL			28,889,009
		Government Agency—1.7%
EUR 14,000,000	[2]	Republic of Senegal via Ministry of Finance and Budget, 8.446% (6-month EURIBOR +5.800%), 12/22/2028	12/19/2023- 5/9/2024	15,241,892	14,257,405
3,993,449	[2]	Republic of Senegal, represented by the Ministry of Economy, Planning & Cooperation, 7.053% (3-month EURIBOR +4.350%), 1/6/2025	1/11/2023- 1/4/2024	4,294,354	4,135,345
		TOTAL			18,392,750
		Other—1.3%
$ 15,202,462	[2]	Ten FPSO, 7.521% (SOFR CME +3.125%), 3/15/2026	2/19/2024- 11/21/2024	14,771,490	14,030,266
		Pharmaceuticals—0.6%
EUR 6,684,629	[2]	Medina, 6.056% (3-month EURIBOR +3.000%), 4/30/2029	8/31/2023	7,178,261	6,899,108
		State/Provincial—4.1%
$ 14,598,930	[2]	Egypt, Government of, 7.667%–9.048% (SOFR CME +4.000%), 12/18/2025	6/9/2024- 12/18/2024	14,598,930	14,598,930
6,000,000	[2]	Tanzania, Government of, 10.563% (SOFR CME +5.850%), 8/9/2026	5/31/2024	6,000,750	6,023,001
EUR 15,500,000	[2]	The Republic De Cote D’Ivoire via The Ministry Of Finance And Budget, 6.683% (6-month EURIBOR +3.000%), 3/6/2025	7/4/2024	16,726,625	16,033,156
7,875,000	[2]	The Republic of Cote d’Ivoire acting through And Represented By The Ministry Des Finances Et Du Budget (Ministry Of Finance And Budget), 9.426% (6-month EURIBOR +5.750%), 1/8/2028	6/3/2024	8,584,944	8,157,317
		TOTAL			44,812,404
		Supranational—2.2%
7,000,000	[2]	Bank of Industry Ltd. (“BOI”), 5.139% (3-month EURIBOR +2.200%), 9/30/2027	11/29/2024	7,343,353	7,206,607
$ 5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 5.964% (SOFR CME +1.450%), 8/23/2025	7/18/2023	4,876,750	4,996,203
6,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.109% (SOFR CME +1.750%), 12/16/2026	11/22/2024	6,000,000	5,989,122
6,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.309% (SOFR CME +1.950%), 12/16/2027	12/11/2024	6,000,000	5,978,561
		TOTAL			24,170,493
		Telecommunications - Wireless—5.8%
8,200,000	[2]	HTA Group Ltd., Inc. in Mauritius, 8.931% (SOFR CME +4.311%), 9/13/2028	5/20/2024	8,004,200	8,160,909
10,000,000	[2]	IHS Holding Ltd., Cayman Islands, Inc., 9.156% (SOFR CME +4.500%), 10/9/2029	10/8/2024	10,000,000	10,000,000
EUR 874,125	[2]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 5.944%–6.652% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 12/12/2024	950,073	934,905
9,800,000	[2]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 6.412% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 5/9/2024	10,474,874	10,481,418
$ 8,000,000	[2]	Phoenix Tower International Spain ETVE, S.L.U., 8.325% (SOFR CME +4.000%), 8/10/2027	11/21/2022	7,944,000	8,082,691
EUR 14,250,000	[2]	TDC Net A/S, 5.355% (3-month EURIBOR +2.400%), 2/2/2027	5/8/2023- 11/13/2024	15,469,618	14,760,859
$ 11,000,000	[2]	Tillman Infrastructure ABS SUB 1, LLC, 7.830% (SOFR CME +3.000%), 4/23/2029	6/25/2024	10,945,000	11,027,248
		TOTAL			63,448,030
		Transportation - Transport Infrastructure/Services—1.9%
EUR 7,500,000	[2]	Fraport TAV Antalya Yatirim Yapim ve Isletme (SPV, Turkey), 8.215% (6-month EURIBOR +5.500%), 9/25/2025	9/1/2022	7,461,002	7,796,696

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Transportation - Transport Infrastructure/Services—continued
$ 6,066,964	[2]	Impala Terminals Switzerland SAR, 8.020% (SOFR CME +3.000%), 8/13/2025	3/28/2023- 12/1/2023	$ 5,952,775	$ 6,046,832
7,406,250	[2]	ITG3 S.a.r.l., 7.702% (SOFR CME +3.250%), 2/15/2027	5/24/2024	7,407,978	7,353,226
		TOTAL			21,196,754
		Transportation Infrastructure—0.9%
9,791,667	[2]	Transnet SOC Ltd., 8.868% (SOFR CME +4.250%), 6/21/2027	11/14/2024	9,758,229	9,742,702
		Utility - Electric-Generation—1.7%
EUR 7,428,560	[2]	Eesti Energia AS, 7.941% (6-month EURIBOR +4.500%), 5/11/2028	5/5/2023	8,184,415	7,694,872
IDR 86,009,270,048	[2,7]	PT MaxPower, 0.000% (3-month USLIBOR +2.000%),	6/12/2019	4,972,281	5,343,850
28,554,094,336	[2]	PT MaxPower, 7.750% (3-month USLIBOR +2.000%), 6/10/2039	7/12/2019- 12/11/2024	1,925,698	1,774,097
$ 4,307,692	[2]	The Sharjah Electricity and Water Authority, 6.812% (3-month USLIBOR +1.950%), 12/23/2025	12/21/2020- 1/11/2021	4,300,154	4,307,693
		TOTAL			19,120,512
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $1,060,352,051)			1,043,758,763
		INVESTMENT COMPANY—4.0%
44,313,832		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[8] (IDENTIFIED COST $44,313,832)			44,313,832
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $1,104,665,883)			1,088,072,595
		OTHER ASSETS AND LIABILITIES - NET—1.4%[9]			15,054,203
		TOTAL NET ASSETS—100%			$1,103,126,798
At December 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/24/2025	State Street Bank & Trust Company	73,500,000	EUR	$76,633,305	$(331,658)
Contracts Sold:
2/24/2025	Barclays Bank	122,445,000	EUR	$129,292,651	$2,180,335
3/20/2025	Bank of America	126,500,000	EUR	$133,241,526	$1,763,811
3/20/2025	Barclays Bank	115,500,000,000	IDR	$7,174,938	$19,841
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$3,632,329
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 3/31/2024	$131,011,881	$—	$131,011,881
Purchases at Cost	$89,724,121	$578,185,564	$667,909,685
Proceeds from Sales	$(220,726,694)	$(533,871,732)	$(754,598,426)
Change in Unrealized Appreciation/Depreciation	$(1,205)	$—	$(1,205)
Net Realized Gain/(Loss)	$(8,103)	$—	$(8,103)
Value as of 12/31/2024	$—	$44,313,832	$44,313,832
Shares Held as of 12/31/2024	—	44,313,832	44,313,832
Dividend Income	$698,495	$3,171,220	$3,869,715

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2024, these restricted securities amounted to
$1,043,758,763, which represented 94.6% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

5	Non-income-producing security.
6	Principal amount and interest were not paid upon final maturity.
7	Zero coupon bond.
8	7-day net yield.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal mattersother factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$1,043,758,763	$1,043,758,763
Investment Company	44,313,832	—	—	44,313,832
TOTAL SECURITIES	$44,313,832	$—	$1,043,758,763	$1,088,072,595
Other Financial Instruments[1]
Assets	$—	$3,963,987	$—	$3,963,987
Liabilities	—	(331,658)	—	(331,658)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$3,632,329	$—	$3,632,329

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2024	$784,552,654
Accreted/amortized discount/premiums	2,314,684
Realized gain (loss)	(9,167,860)
Change in unrealized appreciation/depreciation	1,420,357
Purchases	871,156,263
(Sales)	(606,517,335)
Balance as of 12/31/2024	$1,043,758,763
Total change in unrealized appreciation/depreciation attributable to investments still held at 12/31/2024	$(8,959,380)

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
SAR	—Saudi Arabia Riyal
SOFR	—Secured Overnight Financing Rate
USLIBOR	—United States London Interbank Offered Rate